Fair Value Measurement- Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	¥ 0	¥ 4,864	¥ (3,732)
Total (losses) gains,Property and equipment, net	(101,984)	(103,397)		$ (15,630)
Total (losses) gains, Intangible assets, net		(545,665)
Equity investments accounted using equity method	216,126	194,473		33,123
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	(7,365)	10,913	¥ (3,732)
Total (losses) gains, Equity investments with readily determinable fair value	5,327	2,853
Total (losses) gains, Equity investments accounted for using fair value option	(102,555)	857
Equity investments with readily determinable fair value	11,411	30,743		1,749	$ 4,416
Equity investments accounted for using fair value option	388,581	364,298		55,816	55,831
Available-for-sale debt security	1,830	146,723		280	21,075
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Property and equipment, net	(9,226)
Total (losses) gains, Intangible assets, net	(17,746)	(8,800)
Total (losses) gains,Equity investments accounted for using the measurement alternative	55,492	(102,592)
Property and equipment, net	85,094			13,041
Intangible assets, net		19			3
Goodwill		(545,665)
Equity investments accounted for using the measurement alternative	585,958	926,926		89,802	$ 133,145
Equity investments accounted using equity method	18,000			$ 3,187
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value	11,411	30,743
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	1,830	146,723
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using fair value option	388,581	364,298
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, net		19
Equity investments accounted for using the measurement alternative	585,958	¥ 926,926
Equity investments accounted using equity method	¥ 18,000